RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)		3 Months Ended	6 Months Ended
	Oct. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 25, 2021	Sep. 11, 2020
Related Party Transaction
Promissory note outstanding - Related party		$ 300,000	$ 300,000
Promissory Note with Related Party
Related Party Transaction
Maximum borrowing capacity of related party promissory note					$ 300,000
Repayment of promissory note - related party	$ 300,000
Promissory note outstanding - Related party		300,000	300,000	$ 300,000
Administrative Support Agreement
Related Party Transaction
Expenses per month			10,000
Expenses incurred and paid		$ 30,000	$ 60,000